Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Retirement liabilities (note 13)	$168	$295	$242
Long-term portion of reforestation	59	58	57
Long-term portion of decommissioning	25	24	24
Export duties (note 25)	69	—	—
Interest swap contracts (note 12)	1	6	2
Other	38	25	25
	$360	$408	$350

Disclosure of other provisions

	Reforestation		Decommissioning
		Currency remeasurement		Currency remeasurement
	2021	2020	2021	2020
Beginning of year	$88	$88	$28	$24
Norbord Acquisition (note 3)	5	—	—	—
Liabilities recognized	39	40	—	2
Liabilities settled	(49)	(43)	(1)	(2)
Change in estimates	14	1	5	4
Foreign exchange	—	2	1	—
End of year	97	88	33	28
Less: current portion	(38)	(30)	(8)	(4)
	$59	$58	$25	$24